Deferred Acquisition Costs ("DAC"), Value Of Business Acquired ("VOBA") And Other Intangible Assets (Balances Of Unlocking On DAC And VOBA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Acquisition Costs ("DAC"), Value of Business Acquired ("VOBA") and Other Intangible Assets [Abstract]
Decrease to DAC and VOBA	$ (0.9)	$ (0.5)